Note 9 - Junior Subordinated Deferrable Interest Debentures (Details Textual)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Investments in and Advances to Affiliates, Balance, Principal Amount	$ 300,000
Guarantor Obligations, Maximum Exposure, Undiscounted	10,000,000
Junior Subordinated Debenture Owed to Unconsolidated Subsidiary Trust, Total	$ 12,942,000	$ 12,908,000
Subordinated Borrowing, Interest Rate	3.40%	5.10%	5.97%
Subordinated Debenture, Default, Interest Payment Deferment Quarterly Periods	20
Other Long-term Debt, Total	$ 2,642,000	$ 2,608,000
Interest Expense, Debt, Total	$ 526,000	$ 728,000	$ 697,000
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	3.15%
Trust Preferred Securities [Member]
Junior Subordinated Debenture Owed to Unconsolidated Subsidiary Trust, Total	$ 10,300,000
Trust Preferred Securities [Member] | Ohio State Bancshares Inc [Member]
Subordinated Borrowing, Interest Rate	3.06%	4.78%
Business Combination, Consideration Transferred, Liabilities Incurred	$ 3,093,000
Trust Preferred Securities [Member] | London Interbank Offered Rate (LIBOR) [Member] | Ohio State Bancshares Inc [Member]
Debt Instrument, Basis Spread on Variable Rate	2.85%
Guaranteed Trust Preferred Securities [Member] | Ohio State Bancshares Inc [Member]
Business Combination, Consideration Transferred, Liabilities Incurred	$ 3,000,000
Trusted Preferred Securities Secured by an Investment [Member] | Ohio State Bancshares Inc [Member]
Business Combination, Consideration Transferred, Liabilities Incurred	$ 93,000